CAPITAL MANAGEMENT AND FINANCIAL RISK (Tables)	12 Months Ended
Dec. 31, 2025
CAPITAL MANAGEMENT AND FINANCIAL RISK.
Schedule of net cash and investment position

	At December 31	At December 31
(in thousands)	2025	2024

Net cash and investments:
Cash and cash equivalents	$465,918	$108,518
Equity instrument investments	17,912	8,047
Investments-uranium	190,276	231,088
Investments-debt instruments	11,768	13,000
Investments - capped call options	47,993	—
Debt obligations-current	(492)	(375)
Convertible Notes – face value	(473,511)	—
Net cash and investments	$259,864	$360,278

Schedule of maximum exposure to credit risk

	At December 31	At December 31
(in thousands)	2025	2024

Cash and cash equivalents	$465,918	$108,518
Trade and other receivables	5,332	3,075
Restricted cash and investments	11,830	11,624
Investments-debt instruments	11,768	13,000
	$494,848	$136,217

Schedule of maturates of financial liabilities

	Within 1	1 to 5	More than
(in thousands)	Year	Years	5 years

Accounts payable and accrued liabilities (note 10)	$33,557	—	—
Interest on Convertible Notes (note 14)	7,645	100,622	14,255
Debt obligations (note 13)	451	2,026	570
Convertible Notes (note 14)	—	—	473,511
	$41,653	102,648	488,336

Schedule of fair value of financial assets and financial liabilities

	Financial	Fair	December 31,	December 31,
	Instrument	Value	2025	2024
(in thousands)	Category(1)	Hierarchy	Fair Value	Fair Value

Financial Assets:
Cash and equivalents	Category B		$465,918	$108,518
Trade and other receivables	Category B		5,332	3,075
Investments
Equity instruments-shares	Category A	Level 1	11,949	7,767
Equity instruments-warrants	Category A	Level 2	1,131	280
Investments-uranium	Category A	Level 2	190,276	231,088
Debt instruments	Category A	Level 3	11,768	13,000
Capped call options	Category A	Level 3	47,993	—
Restricted cash and equivalents
Elliot Lake reclamation trust fund	Category B		3,858	3,652
Credit facility pledged assets	Category B		7,972	7,972
			$746,197	$375,352

Financial Liabilities:
Account payable and accrued liabilities	Category C		41,202	21,333
Debt obligations	Category C		2,280	2,414
Convertible Notes(2)	Category A/C	Level 2	639,526	—
			$683,008	$23,747
(1)	Financial instrument designations are as follows: Category A=Financial assets and liabilities at fair value through profit and loss; Category B=Financial assets at amortized cost; and Category C=Financial liabilities at amortized cost.
(2)	The Convertible Notes Embedded Derivatives are Category A and the Convertible Notes host liability is Category C. The fair value of the Convertible Notes is based on the last traded price in December 2025.

Currency Risk
CAPITAL MANAGEMENT AND FINANCIAL RISK.
Schedule of sensitivity analysis

	Dec. 31’2025	Sensitivity
	Foreign	Foreign	Change in
	Exchange	Exchange	net income
(in thousands except foreign exchange rates)	Rate	Rate	(loss)

Currency risk
CAD weakens	1.3725	1.5097	$(30,870)
CAD strengthens	1.3725	1.2352	$30,870

Interest rate risk
CAPITAL MANAGEMENT AND FINANCIAL RISK.
Schedule of sensitivity analysis

		100 Basis point	100 Basis point
Absolute change	Base	increase	decrease

Embedded Derivatives-Convertible Notes (note 14)
Credit spread	10.485%	11.485%	9.485%
Fair value (in thousands)	$316,444	318,817	313,945

F3 debt instruments (note 6)
Credit spread	20.4%	21.4%	19.4%
Fair value (in thousands)	$11,768	11,558	11,983

Equity price risk
CAPITAL MANAGEMENT AND FINANCIAL RISK.
Schedule of sensitivity analysis

Absolute change	At December 31,2025	10% increase	10% decrease

Equity price of Denison ($US)	$2.66	2.93	2.39
Embedded Derivative fair value (in thousands)	$316,444	352,814	280,154
Capped Calls (in thousands)	$30,154	32,624	27,615

Equity price of F3	$0.15	0.17	0.14
Debt instrument fair value (in thousands)	$11,768	11,940	11,624